PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Property, Plant And Equipment 1	$ 2.0
Property, Plant And Equipment 2	1.7
Property, Plant And Equipment 3	1.7
Property, Plant And Equipment 4	$ 4.6